Condensed Interim Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
OPERATING ACTIVITIES
Net loss	$ (9,153,779)	$ (5,172,621)
Adjustment to reconcile net loss to net cash flow provided by operating activities:
Depreciation	8,230,492	8,661,475
Amortization of deferred drydock expenditure	1,138,763	832,644
Share based compensation	442,051	38,806
Loss on sale of vessel	6,569,763	0
Amortization of deferred finance fees	514,887	592,254
Foreign exchange on operating leases	(36,799)	0
Changes in operating assets and liabilities:
Receivables, trade	(190,350)	243,813
Prepayments	(243,240)	(466,430)
Advances and deposits	(724,475)	637,954
Other receivables	76,303	(1,198,394)
Inventories	1,547,871	(1,286,203)
Payables, trade	(3,886,860)	2,105,731
Accruals for drydocking	(849,900)	0
Other payables	32,500	699,280
Accrued interest on debt and finance leases	16,496	75,960
Deferred drydock expenditure	(1,918,672)	(764,773)
Net cash provided by operating activities	1,565,051	4,999,496
INVESTING ACTIVITIES
Net proceeds from sale of vessels	17,558,372	0
Payments for acquisition of vessels and equipment	(48,241)	(15,261,695)
Payments for acquisition of ballast water treatment systems	(840,649)	0
Payments for leasehold improvements	(13,030)	(52,936)
Payments for other non-current assets	(48,062)	(73,266)
Net cash provided by / (used in) investing activities	16,608,390	(15,387,897)
FINANCING ACTIVITIES
Proceeds from long-term debt	3,048	0
Repayments of long-term debt	(10,003,609)	(10,667,920)
Proceeds from finance leases	0	16,100,000
Repayments of finance leases	(12,787,540)	(1,119,901)
Payments for deferred finance fees	0	(322,000)
Net proceeds from equity offering	0	2,224,611
Net cash (used in) / provided by financing activities	(22,788,101)	6,214,790
Net decrease in cash and cash equivalents	(4,614,660)	(4,173,611)
Cash and cash equivalents at the beginning of the year	56,903,038	39,457,407
Cash and cash equivalents at the end of the period	$ 52,288,378	$ 35,283,796